Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5—PROPERTY AND EQUIPMENT

Property and equipment as of June 30, 2024 and December 31, 2023 consisted of the following:

	June 30, 2024	December 31, 2023
Machinery and equipment	$1,402,596	$1,402,596
Office furniture and equipment	143,389	143,389
Transportation equipment	934,397	943,516
Displays	610,960	610,960
Leasehold improvements	156,360	156,360
Total property and equipment	3,247,702	3,256,821
Less: accumulated depreciation	(1,897,931)	(1,446,677)
Total property and equipment, net	$1,349,771	$1,810,144

Depreciation expense for the three and six months ended June 30, 2024 was $230,860 and $464,714, respectively. Depreciation expense for the three and six months ended June 30, 2023 was $242,552 and $439,916, respectively.

NOTE 7—PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2023 and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Machinery and equipment	$1,406,531	$1,403,817
Office furniture and equipment	156,960	156,960
Transportation equipment	1,158,102	883,077
Displays	610,960	-
Leasehold improvements	191,889	166,760
Total property and equipment	3,524,442	2,610,614
Less: accumulated depreciation	(1,625,793)	(725,408)
Total property and equipment, net	$1,898,649	$1,885,206

Depreciation expense for the years ended December 31, 2023 and 2022 was $901,729 and $578,344, respectively.